Revenue From Contracts With Customers - Summary of of revenue from contracts with customers (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 135,925	$ 100,711	$ 82,095
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,543	20,068	16,511
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	104,382	80,643	65,584
Agent Revenue Subscription [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	51,905	41,773	35,752
Agent Discretionary [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	56,453	35,179	29,968
Agent Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	108,358	76,952	65,720
Developer revenue Advertising activities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,794	10,749	8,113
Developer revenue Events [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,817	6,328	5,785
Developer revenue Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,892	3,305	457
Developer revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,503	20,382	14,355
Fintech and data [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 5,064	$ 3,377	$ 2,020